AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 81.2%
	AEROSPACE/DEFENSE — 0.7%
$10,000	TransDigm, Inc. 6.250%, 3/15/2026[1,2]	$9,862
	AGRICULTURE — 1.0%
16,000	Darling Ingredients, Inc. 5.250%, 4/15/2027[1,2]	15,398
	AIRLINES — 3.7%
33,000	American Airlines, Inc. 11.750%, 7/15/2025[2]	35,392
12,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.750%, 1/20/2026[1,2,3]	10,860
10,000	United Airlines, Inc. 4.375%, 4/15/2026[1,2]	9,269
		55,521
	AUTO PARTS & EQUIPMENT — 1.3%
9,000	American Axle & Manufacturing, Inc. 6.875%, 7/1/2028[1]	8,024
12,000	Clarios Global LP 6.750%, 5/15/2025[1,2,3]	12,016
		20,040
	BUILDING MATERIALS — 3.1%
18,000	CP Atlas Buyer, Inc. 7.000%, 12/1/2028[1,2]	13,368
37,000	Owens Corning 3.950%, 8/15/2029[1]	33,742
		47,110
	CHEMICALS — 3.9%
24,000	GPD Cos., Inc. 10.125%, 4/1/2026[1,2]	20,460
15,000	Innophos Holdings, Inc. 9.375%, 2/15/2028[1,2]	14,662
5,000	Iris Holdings, Inc. 8.750%, 2/15/2026[1,2]	4,275
7,000	Rayonier AM Products, Inc. 7.625%, 1/15/2026[1,2]	6,677
17,000	Venator Finance Sarl / Venator Materials LLC 9.500%, 7/1/2025[1,2,3]	12,240
		58,314
	COMMERCIAL SERVICES — 2.0%
9,000	Alta Equipment Group, Inc. 5.625%, 4/15/2026[1,2]	8,101

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMERCIAL SERVICES (Continued)
$8,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 4/15/2024[2]	$7,858
5,000	WASH Multifamily Acquisition, Inc. 5.750%, 4/15/2026[1,2]	4,713
10,000	Williams Scotsman International, Inc. 6.125%, 6/15/2025[1,2]	9,900
		30,572
	COMPUTERS — 2.0%
6,000	NCR Corp. 5.750%, 9/1/2027[1,2]	5,742
12,000	Unisys Corp. 6.875%, 11/1/2027[1,2]	9,211
19,000	Virtusa Corp. 7.125%, 12/15/2028[1,2]	14,427
		29,380
	DIVERSIFIED FINANCIAL SERVICES — 2.7%
13,000	LFS Topco LLC 5.875%, 10/15/2026[1,2]	10,475
10,000	Navient Corp. 7.250%, 9/25/2023	9,992
	OneMain Finance Corp.
8,000	5.625%, 3/15/2023	7,971
12,000	6.125%, 3/15/2024[1]	11,610
		40,048
	ELECTRIC — 4.5%
35,000	Alexander Funding Trust 1.841%, 11/15/2023[2]	33,527
35,000	NextEra Energy Capital Holdings, Inc. 2.940%, 3/21/2024[1]	34,086
		67,613
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.7%
10,000	WESCO Distribution, Inc. 7.125%, 6/15/2025[1,2]	10,125
	ELECTRONICS — 2.2%
35,000	Honeywell International, Inc. 1.350%, 6/1/2025[1]	32,384
	ENGINEERING & CONSTRUCTION — 0.9%
15,000	Railworks Holdings LP / Railworks Rally, Inc. 8.250%, 11/15/2028[1,2]	13,875

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENTERTAINMENT — 2.2%
	Cinemark USA, Inc.
$7,000	5.875%, 3/15/2026[1,2]	$5,831
16,000	5.250%, 7/15/2028[1,2]	11,882
10,000	Six Flags Entertainment Corp. 4.875%, 7/31/2024[1,2]	9,628
5,000	Vail Resorts, Inc. 6.250%, 5/15/2025[1,2]	5,000
		32,341
	FOOD — 0.3%
9,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. 8.500%, 6/1/2026[1,2]	5,220
	HEALTHCARE-SERVICES — 6.4%
20,000	CHS/Community Health Systems, Inc. 8.000%, 3/15/2026[1,2]	18,208
10,000	Legacy LifePoint Health LLC 6.750%, 4/15/2025[1,2]	9,411
16,000	ModivCare, Inc. 5.875%, 11/15/2025[1,2]	15,029
15,000	RP Escrow Issuer LLC 5.250%, 12/15/2025[1,2]	11,455
15,000	Select Medical Corp. 6.250%, 8/15/2026[1,2]	14,263
	Tenet Healthcare Corp.
4,000	4.625%, 7/15/2024[1]	3,901
10,000	6.250%, 2/1/2027[1,2]	9,549
16,000	U.S. Acute Care Solutions LLC 6.375%, 3/1/2026[1,2]	14,199
		96,015
	HOME BUILDERS — 2.3%
41,000	New Home Co., Inc. 7.250%, 10/15/2025[1,2]	34,560
	INTERNET — 1.9%
10,000	TripAdvisor, Inc. 7.000%, 7/15/2025[1,2]	9,880
18,000	Uber Technologies, Inc. 8.000%, 11/1/2026[1,2]	18,062
		27,942
	IRON/STEEL — 0.7%
10,000	Cleveland-Cliffs, Inc. 6.750%, 3/15/2026[1,2]	10,025

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	LODGING — 2.5%
$10,000	Hilton Domestic Operating Co., Inc. 5.375%, 5/1/2025[1,2]	$9,898
17,000	Marriott Ownership Resorts, Inc. 6.125%, 9/15/2025[1,2]	17,521
10,000	Travel + Leisure Co. 5.650%, 4/1/2024[1]	9,849
		37,268
	MACHINERY-CONSTRUCTION & MINING — 0.6%
9,000	Manitowoc Co., Inc. 9.000%, 4/1/2026[1,2]	8,439
	MACHINERY-DIVERSIFIED — 0.7%
11,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC 7.750%, 4/15/2026[1,2,3]	9,907
	MEDIA — 8.7%
	Audacy Capital Corp.
14,000	6.500%, 5/1/2027[1,2]	2,634
34,000	6.750%, 3/31/2029[1,2]	5,889
20,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.500%, 5/1/2026[1,2]	19,358
14,000	Cengage Learning, Inc. 9.500%, 6/15/2024[1,2]	13,352
13,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc. 5.875%, 8/15/2027[1,2]	11,631
21,000	Gannett Holdings LLC 6.000%, 11/1/2026[1,2]	17,115
18,000	iHeartCommunications, Inc. 8.375%, 5/1/2027[1]	15,302
5,000	McGraw-Hill Education, Inc. 5.750%, 8/1/2028[1,2]	4,202
40,000	Townsquare Media, Inc. 6.875%, 2/1/2026[1,2]	35,500
5,000	Videotron Ltd. 5.375%, 6/15/2024[1,2,3]	4,938
		129,921
	METAL FABRICATE/HARDWARE — 0.7%
15,000	Park-Ohio Industries, Inc. 6.625%, 4/15/2027[1]	10,190
	MISCELLANEOUS MANUFACTURING — 2.0%
	FXI Holdings, Inc.
9,000	7.875%, 11/1/2024[1,2]	7,458

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MISCELLANEOUS MANUFACTURING (Continued)
$27,000	12.250%, 11/15/2026[1,2]	$22,406
		29,864
	PACKAGING & CONTAINERS — 3.5%
5,000	Ball Corp. 5.250%, 7/1/2025	4,933
10,000	LABL, Inc. 6.750%, 7/15/2026[1,2]	9,468
18,000	Mauser Packaging Solutions Holding Co. 8.500%, 4/15/2024[1,2]	17,639
	Sealed Air Corp.
10,000	5.125%, 12/1/2024[1,2]	9,825
10,000	5.500%, 9/15/2025[1,2]	9,858
		51,723
	PHARMACEUTICALS — 0.7%
12,000	AdaptHealth LLC 6.125%, 8/1/2028[1,2]	11,000
	REITS — 12.0%
25,000	Alexandria Real Estate Equities, Inc. 3.800%, 4/15/2026[1]	24,211
10,000	Apollo Commercial Real Estate Finance, Inc. 5.375%, 10/15/2023[4]	9,725
33,000	Digital Realty Trust LP 3.700%, 8/15/2027[1]	30,681
40,000	Equinix, Inc. 1.000%, 9/15/2025[1]	35,778
25,000	HAT Holdings I LLC / HAT Holdings II LLC 6.000%, 4/15/2025[1,2]	24,207
26,000	Hudson Pacific Properties LP 5.950%, 2/15/2028[1]	24,311
14,000	iStar, Inc. 4.750%, 10/1/2024[1]	13,895
5,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.500%, 6/1/2025[1,2]	4,997
12,000	Starwood Property Trust, Inc. 3.750%, 12/31/2024[1,2]	11,268
		179,073
	RETAIL — 2.5%
13,000	Dave & Buster's, Inc. 7.625%, 11/1/2025[1,2]	13,065

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	RETAIL (Continued)
$12,000	Guitar Center, Inc. 8.500%, 1/15/2026[1,2]	$9,862
16,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.750%, 2/15/2026[1,2]	14,161
		37,088
	SEMICONDUCTORS — 0.7%
10,000	Amkor Technology, Inc. 6.625%, 9/15/2027[1,2]	9,896
	SOFTWARE — 0.9%
5,000	Rocket Software, Inc. 6.500%, 2/15/2029[1,2]	3,953
7,000	SS&C Technologies, Inc. 5.500%, 9/30/2027[1,2]	6,570
5,000	Veritas US, Inc. / Veritas Bermuda Ltd. 7.500%, 9/1/2025[1,2]	3,451
		13,974
	TELECOMMUNICATIONS — 3.2%
8,000	Avaya, Inc. 6.125%, 9/15/2028[1,2]	2,440
18,000	CommScope Technologies LLC 6.000%, 6/15/2025[1,2]	16,430
20,000	Sprint LLC 7.875%, 9/15/2023	20,282
9,000	Viasat, Inc. 5.625%, 4/15/2027[1,2]	8,175
		47,327
	TOTAL CORPORATE BONDS
	(Cost $1,359,114)	1,212,015

Number of Shares
	MEDIUM TERM NOTES — 0.3%
	DIVERSIFIED FINANCIAL SERVICES — 0.3%
5,000	Navient Corp.	4,992
	TOTAL MEDIUM TERM NOTES
	(Cost $5,004)	4,992
	PREFERRED STOCKS — 2.5%
	PHARMACEUTICALS — 2.5%
1,500	Harrow Health, Inc., 11.875%[1]	37,470
	TOTAL PREFERRED STOCKS
	(Cost $37,500)	37,470

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 13.9%
	United States Treasury Note
$35,000	1.375%, 2/15/2023	$34,880
35,000	1.500%, 3/31/2023	34,754
35,000	1.750%, 5/15/2023	34,633
35,000	1.375%, 8/31/2023	34,217
36,000	0.125%, 10/15/2023	34,730
35,000	2.500%, 4/30/2024	34,016
	TOTAL U.S. TREASURY NOTES
	(Cost $207,527)	207,230
	SHORT-TERM INVESTMENTS — 5.5%
81,961	UMB Bank Demand Deposit, 0.01%[5]	81,961
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $81,961)	81,961
	TOTAL INVESTMENTS — 103.4%
	(Cost $1,691,106)	1,543,668
	Liabilities in Excess of Other Assets — (3.4)%	(50,779)
	TOTAL NET ASSETS — 100.0%	$1,492,889

LP – Limited Partnership
LLC – Limited Liability Company

[1]Callable.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $871,148, which represents 58.4% of total net assets of the Fund.
[3]Foreign security denominated in U.S. Dollars.
[4]Convertible security.
[5]The rate is the annualized seven-day yield at period end.